Vessels - Acquisitions and Sales (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 11, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels		$ 17,136	$ 51,550	$ 0
Gain/(loss) on sale of vessels		$ (364)	(3,860)	$ 0
VLCC tanker Hercules I
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			101,208
Aframaxes Marathon TS, Sola TS, Oslo TS, Stavanger TS and Bergen TS
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			294,494
Shuttle tanker Lisboa
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			$ 108,492
VLCC tanker Millennium
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels	$ 17,136
Gain/(loss) on sale of vessels	$ (364)